Acquisitions	12 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
ACQUISITIONS
10.	ACQUISITIONS

On May 21, 2025, Zhejiang Pntech Technology Co., Ltd. acquired 100% of the equity in Ningbo Yijiaren New Energy Co., Ltd. held by Zhang Yufang on behalf of Zhang Gaokui, the shareholder of the Company, at a consideration of $ 0. On acquisition date, Ningbo Yijiaren New Energy Co., Ltd recorded net asset deficits of $48,397. Following the completion of the acquisition, Ningbo Yijiaren has been integrated into the Company’s technical service segment for operations.